Intangible assets - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
VIU calculation period	3 years
Percentage decrease in available cash flow	10.00%
Change in discount rate assumption	1.00%
Change in future growth rate assumption	0.00%
Impairment of an intangible asset	€ 5	€ 22
Retail Turkey
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill impairment		32
Software | Internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill	€ 628	€ 540